GS Mortgage-Backed Securities Trust 2024-NQM1

Exhibit 99.4 - Schedule 3

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	xx		xx	xx	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged:XX% Allowed: XX% Over by: +XX% This loan is compliant with regulation 1026.35.			Single Family	xx	xx	xx	Primary	Purchase	xx		xx	37	xx	Mos Reviewed:12 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	No	Alternative	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged XX% Allowed XX% Over By +XX%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged XX% Allowed XX% Over By +XX%			Single Family	xx	xx	xx	Primary	Cash Out	xx	7	xx	34	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	xx		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																Higher-Priced Mortgage Loan Test FAIL: Charged : XX% Allowed : XX% Over by :+XX%	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file for not meeting the $50K minimum in equity.	Credit Score - XX Length of Employment - 7	Single Family	xx	xx	xx	Primary	Purchase	xx		xx	7	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	Yes	Alternative	QC Complete	xx
xx	xx	xx	xx	xx	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test:     FAIL    Charged     XX%       Allowed      XX%        Over by    +XX%.

This loan failed the MD COMAR higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
Code of Maryland Regulations (COMAR).While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																MD COMAR Higher-Priced Mortgage Loan Test: FAIL Charged XX% Allowed XX% Over by +XX%.			Single Family	xx	xx	xx	Primary	Purchase	xx		xx	8	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	Yes	Alternative	QC Complete	xx
xx	xx	xx		xx	xx	Non-QM/Compliant	4	2	2	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged XX% Allowed XX% Over by +XX% This loan is compliant with regulation 1026.35.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: File contains guideline exception form for exceeding XX% payment shock for a first time home buyer, however the form does not reflect if it was approved. 3/29/2022 - Received Approved Exception approval form for the payment shock for a first time home buyer	Exception : Payment Shock - Maximum XX%. (First time home buyer XX%) To allow this borr to have over XX% - Payment Shock . Borr did provide 12mo proof of housing history . Current housing $XXXX.XX x XXX% =$XXXX.XX PITIA is $XXXX.XX Compensating Factors: Reserves - $XXXXX LTV/CLTV : xx/xx. Fico : XXX Years on Job : 3+ , Years at present address: 5+ , Years of Monthly Payments : XX+ , MOrtgage History : 0x30	PUD	xx	xx	xx	Primary	Purchase	xx		xx	2	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	Yes	Alternative	QC Complete	xx
xx	xx	xx		xx	xx	Non-QM/Compliant	4	2	2	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged XX% Allowed XX% Over by +XX% This loan is compliant with regulation 1026.35.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file for not meeting the minimum $50K in equity.	High Credit Score	Single Family	xx	xx	xx	Primary	Purchase	xx		xx	10	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx	Yes	Alternative	QC Complete	xx